Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 170,984	$ 238,661
Accumulated amortization	86,774	129,026
Amortized balance of intangible assets, Net	84,210	109,635
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	67,350	126,190
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	97,483	96,824
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	6,008	5,618
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross		$ 10,029
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 143